Share based payments	12 Months Ended
Dec. 31, 2022
Share based payments
Share based payments

31. Share based payments

SUBSCRIPTION RIGHT PLANS

Presented below is a summary of subscription right activities for the reported periods. Various subscription right plans were approved for the benefit of our employees, and for members of the Executive Committee and of the Board of Directors and independent consultants of Galapagos NV.

The subscription rights offered to members of the Board of Directors vest over a period of 36 months at a rate of 1/36th per month. Effective January 1, 2020, we no longer grant subscription rights to members of the Board of Directors, taking into account the stricter rules of the Belgian Companies Code.

Subscription rights approved before 2021 cannot be exercised before the end of the third calendar year following the year of the grant. In the event of a change of control over Galapagos NV, all outstanding subscription rights vest immediately and will be immediately exercisable.

Subscription rights under Subscription Right Plan 2021 BE cannot be exercised before the end of the third calendar year following the year of the grant. Subscription rights under Subscription Right Plan 2021 RMV and Subscription Right Plan 2021 ROW vest in instalments: with 25% of each grant being exercisable as of January 1, 2022, 25% as of January 1, 2023 and 50% (the remainder) as of January 1, 2024.

“Subscription Right Plan 2022 (A)” and “Subscription Right Plan 2022 (B)” were approved by the Board of Directors (formerly known as Supervisory Board) on respectively January 13, 2022 and January 26, 2022, within the framework of the authorized capital. Subscription rights granted under Subscription Right Plan 2022 (B), being 30,000 subscription rights (after the acceptance by the beneficiary), will in principle not vest prior to January 1, 2026; subscription rights granted under Subscription Right Plan 2022 (A), being 1,000,000 subscription rights (after acceptance by the beneficiary) vest in instalments: with 25% of each grant being exercisable as of January 1, 2023, 25% as of January 1, 2024 and 50% (the remainder) as of January 1, 2025.

On May 6, 2022 the Board of Directors approved “Subscription Right Plan 2022 BE”, “Subscription Right Plan 2022 RMV” and “Subscription Right Plan 2022 ROW”, for a total of 2,091,239 subscription rights (after acceptance by the beneficiaries), within the framework of the authorized capital. Subscription rights granted under Subscription Right

Plan 2022 BE will in principle not vest prior to January 1, 2026 and subscription rights granted under Subscription Right Plan 2022 RMV and Subscription Right Plan 2022 ROW vest in instalments: with 25% of each grant being exercisable as of January 1, 2024, 25% as of January 1, 2025 and 50% (the remainder) as of January 1, 2026.

The table below sets forth a summary of subscription rights outstanding and exercisable at December 31, 2022, per subscription right plan:

				Outstanding					Outstanding	Exercisable
				per	Granted	Exercised	Forfeited	Expired	per	per
	Allocation	Expiry	Exercise	January 1,	during	during	during	during	December 31,	December 31,
Subscription right plan	date	date	price (€)	2022	year	year	year	year	2022	2022
2014	07/25/2014	07/24/2022	14.54	127,540		(127,540)			—	—
2015	04/30/2015	04/29/2023	28.75	199,223		(136,000)			63,223	63,223
2015 (B)	12/22/2015	12/21/2023	49.00	256,500		(15,000)			241,500	241,500
2015 RMV	12/22/2015	12/21/2023	49.00	35,000					35,000	35,000
2016	06-01-2016	05/31/2024	46.10	330,750		(4,250)	(1,000)		325,500	325,500
2016 RMV	06-01-2016	05/31/2024	46.10	69,000					69,000	69,000
2016 (B)	01/20/2017	01/19/2025	62.50	10,000					10,000	10,000
2017	05/17/2017	05/16/2025	80.57	595,500			(5,500)		590,000	590,000
2017 RMV	05/17/2017	05/16/2025	80.57	127,500					127,500	127,500
2018	04/19/2018	04/18/2026	79.88	1,005,995			(31,000)		974,995	974,995
2018 RMV	04/19/2018	04/18/2026	79.88	137,500					137,500	137,500
2019	04-10-2019	04-09-2027	95.11	1,300,840			(83,850)		1,216,990
2019 RMV	04-10-2019	04-09-2027	95.11	190,500			(4,500)		186,000
2020	04/17/2020	04/16/2028	168.42	1,617,928			(159,684)		1,458,244
2020RMV	04/17/2020	04/16/2028	168.42	227,475			(18,400)		209,075
2021BE	04/30/2021	04/29/2029	64.76	1,084,036			(42,888)		1,041,148
2021RMV	04/30/2021	04/29/2029	64.76	282,550			(24,850)		257,700
2021ROW	04/30/2021	04/29/2029	64.76	982,000			(198,625)		783,375
2022 (A)	01/13/2022	01-12-2030	46.18		30,000				30,000
2022 (B)	01/26/2022	01/25/2030	50.00		1,000,000				1,000,000
2022BE	05-06-2022	05-05-2030	57.46		839,400		(7,858)		831,542
2022BE	08-05-2022	08-04-2030	51.58		72,000				72,000
2022RMV	05-06-2022	05-05-2030	57.46		244,389				244,389
2022ROW	05-06-2022	05-05-2030	57.46		875,450		(1,675)		873,775
2022ROW	08-05-2022	08-04-2030	51.58		60,000		(27,600)		32,400
Total				8,579,837	3,121,239	(282,790)	(607,430)	—	10,810,856	2,574,218

		Weighted
		average
		exercise
	Subscription rights	price (Euro)
Outstanding on January 1, 2020	5,541,117	€70.1
Exercisable on December 31, 2019	1,139,682	30.2

Granted during the period	2,173,335	168.4
Forfeited during the year	(40,376)	144.8
Exercised during the period	(744,965)	38.0
Expired during the year	—	—
Outstanding on December 31, 2020	6,929,111	€104.0
Exercisable on December 31, 2020	1,168,967	37.8

Granted during the period	2,493,433	64.8
Forfeited during the year	(701,753)	118.5
Exercised during the period	(140,954)	23.5
Expired during the year	—	—
Outstanding on December 31, 2021	8,579,837	€92.7
Exercisable on December 31, 2021	1,751,013	56.6

Granted during the period	3,121,239	54.7
Forfeited during the year	(607,430)	100.0
Exercised during the period	(282,790)	23.7
Expired during the year	—	—
Outstanding on December 31, 2022	10,810,856	€83.1
Exercisable on December 31, 2022	2,574,218	70.3

The table below sets forth the inputs into the valuation of the subscription rights.

	2022 (A)	2022 (B)	2022BE	2022 RMV/ROW	2022BE/ROW
	January 13	January 26	May 6	May 6	August 6
Exercise Price (€)	€46.18	€50.00	€57.46	€57.46	€51.58
Weighted average share price at acceptance date (€)	€46.21	€56.67	€51.64	€51.64	€44.55
Weighted average fair value at the acceptance date (€)	€16.10	€24.53	€20.73	€18.92	€17.07
Weighted average estimated volatility (%)	41.80	40.80	42.59	42.65	41.75
Weighted average expected life of the subscription rights (years)	4.72	5.95	6.37	5.36	5.68
Weighted average risk free rate (%)	(0.13)	0.67	1.33	1.26	2.70
Expected dividends	None	None	None	None	None

	2021	2021 RMV/ROW	2020	2020 RMV
	April 30	April 30	April 17	April 17
Exercise Price (€)	€64.76	€64.76	€168.42	€168.42
Weighted average share price at acceptance date (€)	€61.10	€61.10	€178.95	€178.95
Weighted average fair value at the acceptance date (€)	€22.72	€20.68	€86.45	€85.79
Weighted average estimated volatility (%)	40.73	40.61	51.30	51.32
Weighted average expected life of the subscription rights (years)	6.43	5.36	6.00	6.00
Weighted average risk free rate (%)	(0.21)	(0.29)	(0.44)	(0.44)
Expected dividends	None	None	None	None

Subscription right Plans

The exercise price of the subscription rights is determined pursuant to the applicable provisions of the Belgian Law of March 26, 1999.

The weighted average estimated volatility is calculated on the basis of the implied volatility of the share price over the weighted average expected life of the subscription rights.

The weighted average expected life of the subscription right is calculated as the estimated duration until exercise, taking into account the specific features of the plans.

Our share based compensation expense in 2022 in relation to subscription right plans amounted to €88,506 thousand (2021: €70,726 thousand; 2020: €79,959 thousand).

The following table provides an overview of the outstanding subscription rights per category of subscription right holders at December 31, 2022, 2021 and 2020.

Category

	December 31,
	2022	2021	2020 (1)

	(in number of subscription rights)
Members of the Board of Directors	75,000	157,560	157,560
Members of the Executive Committee	1,864,000	1,965,000	2,101,874
Personnel	8,871,856	6,457,277	4,669,677
Total subscription rights outstanding	10,810,856	8,579,837	6,929,111

(1)	Piet Wigerinck was a member of the Executive Committee until November 30, 2021. Note that his outstanding subscription rights at December 31, 2020, were reported on the line ‘Members of the Executive Committee’ while at December 31, 2021 his outstanding subscription rights are presented on the line ‘Personnel’.

The outstanding subscription rights at the end of the accounting period have an average exercise price of €83.12 (2021: €92.69; 2020: €103.95) and a weighted average remaining expected life of 1,913 days (2021: 1,955 days; 2020: 2,050 days).

RESTRICTED STOCK UNITS RSUs

Each RSU represents the right to receive, at Galapagos’ discretion, one Galapagos share or a payment in cash of an amount equivalent to the volume-weighted average price of the Galapagos share on Euronext Brussels over the 30-calendar day period preceding the relevant vesting date, in accordance with the terms and conditions of the relevant RSU program.

We currently have the following restricted stock unit (RSU) programs:

●	Plan 2020.I, Plan 2021.I and Plan 2022.I: these plans are intended to provide a long-term incentive to certain of our employees and members of the Executive Committee and, as of 2020, replaces the deferred portion of the bonus under the former Senior Management Bonus Scheme;
●	Plan 2019.II, Plan 2020.II, Plan 2021.II, Plan 2021.IV and Plan 2022.II: these plans are designed with the aim to retain a specific group of our key employees and members of the Executive Committee whose retention is considered so important for our future performance that an additional incentive is desired. The beneficiaries are nominated by the Remuneration Committee and the Board of Directors approves the list of beneficiaries. The four-year vesting period is designed to be aligned with long-term shareholder interests;
●	Plan 2019.I: this plan was granted at the discretion of the Board of Directors;
●	Plan 2019.III: this exceptional RSU grant took place in 2019 under an RSU Transaction Bonus Plan for the successful closing of the Gilead transaction;
●	Plan 2021.III and Plan 2022.III: these plans are intended to compensate employees who transferred from Gilead to us in the framework of the transfer of European commercialization rights for the long-term incentive plans within Gilead under which unvested RSU awards lapsed upon transfer out of the Gilead group. These employees received a one-time Restricted Stock Units grant from us.

The main characteristics of all these plans are as follows:

●	the RSUs are offered for no consideration;
●	generally four-year vesting period, with 25% vesting each year, except for some plans or some beneficiaries for which the RSUs will all vest at the same time three years after the offer date (bullet vesting); vest 50% after two years and 50% after three years or vest over three years with 34% vesting the first year and 33% in each of the remaining two years;
●	payout will be in cash or shares, at Galapagos’ discretion, it being understood that in respect of members of the Executive Committee, any vesting prior to the third anniversary of the offer date will always give rise to a payment in cash rather than a delivery of shares as an incentive;
●	any unvested RSUs are forfeited upon termination of service before the vesting date.

The table below sets forth a summary of RSUs outstanding at December 31, 2022, per RSU plan:

		Outstanding				Outstanding
		per	Granted	Forfeited	Paid in cash	per
	Offer	January 1,	during	during	during	December 31,
RSU plan	date	2022	year	year	year	2022
Plan 2019.I.	10/16/2019	28,000		—	(28,000)	—
Plan 2019.II.	10/16/2019	42,504		(9,090)	(20,483)	12,931
Plan 2019.III.	10/16/2019	30,460		—	(30,460)	—
Plan 2020.I.	06-05-2020	32,527		(7,359)	(8,058)	17,110
Plan 2020.II.	07-05-2020	41,968		(10,831)	(13,511)	17,626
Plan 2021.I.	05-05-2021	154,616		(27,146)	(34,870)	92,600
Plan 2021.II.	05-06-2021	40,620		(9,478)	(8,801)	22,341
Plan 2021.III.	06/03/2021	38,175		(9,233)	(12,683)	16,259
Plan 2021.IV.	09/24/2021	248,933		(84,865)	(62,230)	101,838
Plan 2022.I.	03-05-2022		209,118	(14,480)	—	194,638
Plan 2022.II.	5/05/2022 - 5/08/2022		249,000	—	—	249,000
Plan 2022.III.	07-06-2022		12,155	(403)	—	11,752
Total		657,803	470,273	(172,885)	(219,096)	736,095

	2022	2021	2020

	(in number of RSUs)
Outstanding on January 1,	657,803	313,596	213,147

Granted during the year	470,273	511,518	128,769
Forfeited during the year	(172,885)	(74,873)	(1,052)
Paid in cash during the year	(219,096)	(92,438)	(27,268)
Outstanding on December 31,	736,095	657,803	313,596

The RSUs are measured based on the volume-weighted average price of the Galapagos share on Euronext Brussels over the 30-calendar day period preceding the reporting period and they are re-measured at each reporting date. We recognize the corresponding expense and liability over the vesting period. The total liability relating to outstanding RSUs on December 31, 2022 amounted to €12.9 million (2021: €11.3 million, 2020: €12.9 million).

The following table provides an overview of the outstanding RSUs per category of RSU holders on December 31, 2022, 2021 and 2020.

	December 31,
	2022	2021	2020

	(in number of RSUs)
Members of the Executive Committee	332,038	384,340	229,276
Personnel	404,057	273,463	84,320
Total outstanding RSUs	736,095	657,803	313,596